(Loss) earnings per share	3 Months Ended
Nov. 30, 2025
Notes and other explanatory information [abstract]
(Loss) earnings per share

12.	(Loss) earnings per share

	Three months ended November 30,
	2025	2024
Net (loss) income attributable to shareholders	$(4,168)	$981
Weighted average number of common shares for basic EPS(1)	294,905,664	291,668,469
Effect of dilutive stock options, warrants, RSUs and share awards	-	1,826,542
Weighted average number of common shares for EPS(1)	294,905,664	293,495,011

(1)	The weighted average number of common shares for basic and diluted EPS include the effect of 9.2 million gross number of vested, but unissued, common shares relating to common share awards and RSUs.

For the three months ended November 30, 2025 all outstanding options to purchase shares of common stock warrants and restricted share units were excluded from the respective computations of diluted loss per share, as the Company was in a loss position, and all potentially dilutive instruments were anti-dilutive and therefore not included in the calculation of diluted net loss per share.

For the three months ended November 30, 2025, the weighted average number of common shares for diluted EPS excluded 13.4 million stock options, 36.0 million warrants, 5.2 million restricted share units, and 0.2 million common share awards that were anti-dilutive (November 30, 2024 – 10.5 million stock options, and 36.2 million warrants respectively).